General Administrative Costs	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
General Administrative Costs

20. General administrative costs

General administrative costs amounted to EUR 16,275 thousand in the 2019 financial year (2018: EUR 12,963 thousand; 2017 EUR 3,097) and thus increased by a total of EUR 3,312 thousand compared to the previous year, in particular due to the Cutanea acquisition. Legal and consulting costs amounted to EUR 6,929 thousand (2018: EUR 6,230 thousand; 2017: EUR 183 thousand).